Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 312	$ 325	$ 302
Capitalized software, [member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 87	$ 87	$ 74